Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 9,330,542	$ 9,679,742	$ 21,290,227	$ 18,499,176	$ 10,071,058	$ 11,107,485	$ 27,072,569	$ 22,547,759	$ 58,799,687	$ 70,798,871	$ 73,823,914
Gross margin	4,709,570	4,975,378	9,118,522	8,129,627	4,773,649	5,064,987	9,201,366	8,229,564	26,933,097	27,269,566	26,440,273
Operating income	391,928	530,491	4,455,171	3,408,945	453,356	734,930	4,506,020	3,618,740	8,786,535	9,313,046	8,982,181
Net income (loss)	$ (73,772)	$ 52,298	$ 2,483,307	$ 1,834,912	$ (20,322)	$ 184,617	$ 2,519,814	$ 1,969,364	$ 4,296,745	$ 4,653,473	$ 4,445,436
Basic	$ (0.02)	$ 0.01	$ 0.54	$ 0.40		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98
Diluted	$ (0.02)	$ 0.01	$ 0.53	$ 0.40		$ 0.04	$ 0.55	$ 0.43	$ 0.92	$ 1.01	$ 0.98